Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 12 - Shareholders’ Equity

A.           General

The Company shares are traded on the NASDAQ National Market under the symbol of CAMT, and also listed and traded on the Tel-Aviv stock exchange.

B.           Share issues

In May 2015, the Company completed a public offering of its shares on NASDAQ in which it issued 4,655,982 shares at a price of $2.85 per share, raising net proceeds of $11,904.

C.           Stock Option Plan

As of December 31, 2017, the Company has six stock option plans for employees and directors. Future options will be granted only pursuant to the 2014 Share Option Plans described below.

In October 2014, the Company adopted a 2014 Share Plan and its corresponding Sub-Plan for Grantees Subject to United States Taxation and Sub-Plan for Grantees Subject to Israeli Taxation which replaced the 2003 Share Option Plan. The total number of options that may be granted under the 2014 Share Option Plan is 3,000,000 options. As of the balance sheet date, the number of options available for grant was 2,072,553.

The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table and recognized over the vesting period of four years. The risk‑free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2017 Grant	2016 Grant	2015 Grant
Valuation assumptions:
Dividend yield	0	0	0
Expected volatility	66%	66%	67%-68%
Risk-free interest rate	1.87%	1.38%	1.6%-2.16%
Expected life (years) *	4.8	4.8	4.8

*Expected life for the periods presented was determined according to the simplified method since the Company does not have enough history to make an estimate.

The total intrinsic value of outstanding options as of December 31, 2017, 2016, and 2015 is $3,450, $1,040 and $45, respectively.

The total intrinsic value of vested options as of December 31, 2017, 2016, and 2015 is $1,140, $204 and $38 respectively.

The total stock option compensation expense related to continued operations amounted to $634, $429, and $270 in 2017, 2016 and 2015, respectively.

As of December 31, 2017, there was $870 of total unrecognized compensation cost related to non-vested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 1.51 years.

 Share option activity during the past three years is as follows:

	Year Ended December 31,
	2017		2016		2015
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	1,653,434	2.82	1,151,121	3.28	833,799	3.34
Granted	154,600	2.75	527,500	1.92	464,335	2.99
Forfeited and cancelled	(152,698)	2.77	(25,187)	5.00	(122,952)	2.95
Exercised	(481,903)	2.87	-	0.00	(24,061)	1.40

Outstanding at year end	1,173,433	2.80	1,653,434	2.82	1,151,121	3.28

Vested at year end	490,086	3.36	725,466	3.32	461,192	3.48
			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2017	1,173,433	2.80	4.65	3,450

Vested and expected to vest at December 31, 2017	1,110,325	2.80	4.65	3,265

Exercisable at December 31, 2017	490,086	3.36	3.66	1,140

The following table summarizes information about share options at December 31, 2017:

			Weighted
			average
	Number of		remaining
	outstanding	Number	contractual
Exercise price US$	options	exercisable	life in years
0-2	680,685	89,860	5.44
3-4	492,748	400,226	3.56
	1,173,433	490,086	4.65

The following table summarizes information about non-vested options at December 31, 2017:

		Weighted
		average
		grant- date
	Options	fair value
Balance at January 1, 2017	927,968	1.26
Granted	154,600	3.30
Vested	(286,685)	1.54
Forfeited	(112,536)	1.38

Balance at December 31, 2017	683,347	1.58

D.	Restricted Share Unit Plan

In August 2007, the Company adopted a Restricted Share Unit (“RSU”) Plan (the “Plan”) pursuant to which the Company’s Board of Directors may grant shares to officers and key employees. The total number of shares, which may be granted to directors, officers, employees and consultants under this Plan, is limited to 1,500,000 authorized but unissued Shares. Forfeited units are returned to the pool.

The exercise price for each grantee shall be as determined by the Board and specified in the applicable RSU notice of grant; provided, however, that unless otherwise determined by the Board (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law), the exercise price shall be no more than the underlying share’s nominal value. For the removal of any doubt, the Board is authorized (without the need for shareholder approval unless so required in order to comply with Mandatory Law) to determine that the exercise price of an RSU is to be $0.00.

Unless otherwise determined by the Board with respect to any specific grantee or to any specific grant, (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law) and provided accordingly in the applicable RSU notice of grant, the RSUs shall vest (become automatically exercised) according to the vesting schedules as determined by the Board.

In 2017, 86,500 restricted shares were awarded.

The total unrecognized compensation cost amounted to $392.

As of the balance sheet date the number of RSU’s available for grant was 583,629.

E.	Dividend

On November 30, 2017, the Company paid a dividend of $0.14 per share, totaling $5 million.